Other Current Financial Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Categories of current financial assets [abstract]
Summary of Other Current Financial Assets
Other current financial assets as of June 30, 2024, and December 31, 2023, are as follows:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023

Net, Short-term loan	—	—
Short-term loan	361,954	386,241
Allowance for bad debts (*)	(361,954)	(386,241)
Accrued income	0	1,840
Net, Outstanding amount (Receivables)	53,338	71,444
Outstanding amount (Receivables)	3,887,624	4,163,001
Allowance for bad debts (**)	(3,834,286)	(4,091,557)

Total	53,338	73,284

(*)
As of December 31, 2023, the Company has an outstanding borrowing receivable amounting to USD 386,241 extended to individual, Dongmin Kim. Despite efforts to collect, communication with Dongmin Kim has been unsuccessful, leading to concerns about the recoverability of this borrowing. Given the lack of response and the diminished likelihood of collection, the Company has determined it prudent to recognize a full allowance for doubtful accounts for the entire outstanding balance of USD 386,241. The reason the amount decreased from USD 386,241 to USD 361,954 is due to the change in the exchange rate from KRW to USD in 2024.

(**)
On February 9, 2023, the Company entered into an agreement with BioX to transfer ownership of assets valued at USD 4,091,557 related to deposits receivable from Trinit Co., Ltd. (subsequently renamed Yongsan Holdings Co., Ltd.). The Company has recognized a full allowance for doubtful accounts on the entire outstanding balance of USD 4,091,557 as it is doubtful that BioX will collect the deposit from Yongsan Holdings Co., Ltd. The reason the amount decreased from USD 4,091,557 to USD 3,834,286 is due to the change in the exchange rate from KRW to USD in 2024.

Other current financial assets as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Net, Short-term loan	—	639,491
Short-term loan	386,241	639,491
Allowance for bad debts (*)	(386,241)	—
Accrued income	1,840	76,649
Net, Outstanding amount (Receivables)	71,444	319,790
Outstanding amount (Receivables)	4,163,001	319,790
Allowance for bad debts (**)	(4,091,557)	—

Total	73,284	1,035,930

(*)
As of December 31, 2023, the Company has an outstanding borrowing receivable amounting to USD 386,241 extended to individual, Dongmin Kim. Despite efforts to collect, communication with Dongmin Kim has been unsuccessful, leading to concerns about the recoverability of this borrowing. Given the lack of response and the diminished likelihood of collection, the Company has determined it prudent to recognize a full allowance for doubtful accounts for the entire outstanding balance of USD 386,241.

(**)
On February 9, 2023, the Company entered into an agreement with BioX to transfer ownership of assets valued at USD 4,091,557 related to deposits receivable from Trinit Co., Ltd. (subsequently renamed Yongsan Holdings Co., Ltd.). The Company has recognized a full allowance for doubtful accounts on the entire outstanding balance of USD 4,091,557 as it is doubtful that BioX will collect the deposit from Yongsan Holdings Co., Ltd.